Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 221,416	$ 102,707	$ 40,172	$ 19,813
Bank deposits in USD
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	219,385	100,315	39,014
Bank deposits in EUR
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	494	1,474	169
Bank deposits in CHF
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,161	188	791
Bank deposits in CAD
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	244	730	198
Bank deposits in JPY
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 132	$ 0	$ 0